Unaudited Condensed Consolidated Statements of Cash Flows	6 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Cash flows from operating activities:
Net loss	$ (1,147,010)	$ (147,368)	$ (26,529,361)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property and equipment	55,053	7,073	53,548
Amortization of right-of-use assets-operating lease	567,585	72,923	557,495
Reversal of provision for credit losses	(342)	(44)	(92,618)
ESOP Expenses	50,762	6,522
Change in operating assets and liabilities
Accounts receivable	96,955	12,457	(146,017)
Prepayment, deposits and other receivables	(4,329,416)	(556,245)	1,077,571
Amount due from a related party	(20,000)	(2,570)
Accrued expenses and other payables	6,779,337	871,011	(906,195)
Account payable	24,703	3,174	15,012
Income tax payable	(267,833)	(34,411)	(841,670)
Lease liabilities	(555,420)	(71,360)	(556,070)
Net cash (used in) provided by operating activities	1,254,374	161,162	(27,368,305)
Cash flow from investing activities:
Purchases of property and equipment	(43,500)	(5,589)	(48,240)
Net cash used in investing activity	(43,500)	(5,589)	(48,240)
Cash flow from financing activities:
Repayment from shareholders			77,630
Proceed from IPO, net			55,057,154
Dividend payments			(5,865,364)
Net cash provided by financing activities			49,269,420
Net change in cash	1,210,874	155,573	21,852,875
Cash, beginning of the period	32,188,711	4,135,613	10,855,128
Effect on exchange rate	(204,473)	(26,271)	(131,311)
Cash, end of the period	33,195,112	4,264,915	32,576,692
Reconciliation of cash to the unaudited condensed consolidated balance sheets
Cash	33,195,112		32,576,692
Cash, end of the period	33,195,112		32,576,692
Supplemental cash flow information
Cash paid for income tax	350,462	45,027	874,929
Cash paid for interest expense	86	11	18
Non-cash transactions in investing and financing activities
Deferred IPO cost recognized as additional paid-in capital			7,334,123
Right-of-use assets obtained in exchange of lease liabilities	$ 170,848	$ 21,951